Schedule of Assumptions Used in Estimating Fair Value (Details) - Common Stock Warrants [Member] - Black Scholes Merton Valuation Model [Member]	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	3.33	0.06	0.09
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	4.22	0.97	0.27
Measurement Input, Expected Term [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted-average expected life	3 months 25 days	25 days	7 months 17 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted-average expected life	2 years 4 months 9 days	3 years 1 month 6 days	4 years 1 month 6 days
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input
Measurement Input, Option Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	81.9	71.5	138.3
Measurement Input, Option Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	121.7	126.5	175.6